Share Repurchase Programs (Details) (USD $) In Billions, except Share data in Millions, unless otherwise specified		0 Months Ended	1 Months Ended		0 Months Ended							0 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended
	Dec. 31, 2012	Oct. 02, 2013 October 01, 2013	Dec. 31, 2013 October 01, 2013	Dec. 30, 2013 October 01, 2013	Sep. 19, 2012 September 19, 2012	Nov. 16, 2012 November 16, 2012	Dec. 29, 2011 August 24, 2011	Dec. 31, 2013 August 24, 2011	Sep. 16, 2011 August 24, 2011	Aug. 25, 2011 August 24, 2011	Aug. 24, 2011 August 24, 2011	Dec. 31, 2013 2013 Repurchase Program	Sep. 19, 2012 2012 Repurchase Program	Dec. 31, 2013 2012 Repurchase Program	Dec. 31, 2012 2012 Repurchase Program	Aug. 23, 2011 2011 Repurchase Program	Jun. 14, 2010 2010 Repurchase Program	Dec. 31, 2011 2010 Repurchase Program	Dec. 31, 2013 2011 and 2012 Share Repurchase Programs	Dec. 31, 2012 2011 and 2012 Share Repurchase Programs
Accelerated share repurchases
Share repurchase program, authorized amount												$ 6.0	$ 6.0			$ 4.0	$ 2.0
Amount under ASR agreement entered with Barclays		1.7			1.2						1.0
Notional purchase price (as a percent)			50.00%		50.00%	50.00%
Shares repurchased under ASR agreement with Barclays	25.6	14.9	26.6	11.7	12.6	13.0				20.3
Common stock price of shares repurchased under ASR agreement with Barclays (in dollars per share)		$ 56.88	$ 63.83		$ 47.71	$ 46.96
Price paid under ASR agreement with Barclays										1.0
Additional shares repurchased under ASR agreement with Barclays									5.4
Additional shares receivable under ASR agreement with Barclays							1.6
Shares repurchased under ASR agreement with Barclays & placed into treasury stock								27.3
Repurchase of common stock (in shares)																		56.4	66.2	95.0
Repurchase of common stock															4.0			2.0		4.3
Amount available for repurchases														$ 6.7